Borrowings - Schedule of Short-term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Securities sold under customer repurchase agreements	$ 485	$ 436
Notes payable to FHLB of Atlanta at overnight SOFR plus spreads ranging from 0.19% to 0.20%.	0	1,750
Total short-term borrowings	$ 485	$ 2,186
Short-Term Notes Payable | Secured Overnight Financing Rate | Minimum
Short-term Debt [Line Items]
Basis spread on variable rate	0.19%
Short-Term Notes Payable | Secured Overnight Financing Rate | Maximum
Short-term Debt [Line Items]
Basis spread on variable rate	0.20%